Debt - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 27, 2020	Feb. 28, 2018	Apr. 30, 2015	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2017	Dec. 30, 2020	May 25, 2020	Apr. 30, 2020	Jul. 25, 2014
Short-term Debt [Line Items]
Borrowing base	$ 200,000
Unamortised debt issuance costs not written off				$ 58,267		$ 60,545	$ 29,840
Debt instrument face value						1,325,000
Long term debt net of unamortised debt issuance costs				2,099,661		$ 2,153,618
Loan maturity date						Nov. 15, 2028
Proceeds from lines of credit				8,773	$ 89,529	$ 213,927	20,070	$ 30,000
Proceeds from accounts receivable	$ 120,000					120,000
Amortization of deferred debt issuance costs						14,800	16,900	15,300
Debt issuance costs						62,100
Debt issuance costs less accumulated amortization						1,600
Debt Instrument, Face Amount						1,325,000
Repayment of minimum quarterly principal payments				59,604	$ 9,703	$ 164,828	19,697	$ 30,000
Minimum [Member]
Short-term Debt [Line Items]
Percentage of minimum funding threshold	60.00%
Second Lien Term Loan [Member]
Short-term Debt [Line Items]
Borrowing base							760,000
Debt instrument, maturity date	Jul. 01, 2022
First Lien Term Loan [Member]
Short-term Debt [Line Items]
Borrowing base							$ 2,500,000
Debt instrument, maturity date						Jul. 01, 2021
Repayment of minimum quarterly principal payments				6,500
Initial First Lien Term Loans [Member]
Short-term Debt [Line Items]
Proceeds from lines of credit		$ 350,000	$ 150,000						$ 225,000
New Term Loan Facility [Member]
Short-term Debt [Line Items]
Borrowing base				1,300,000
Line of credit facility periodic payment principal				13,300
Repayment of minimum quarterly principal payments				$ 3,300
Line of Credit maturity date				Oct. 28, 2027
2014 Topco Acquisition [Member] | Revolving Credit Facility
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity													$ 200,000
2014 Topco Acquisition [Member] | Second Lien Term Loan [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity													760,000
2014 Topco Acquisition [Member] | Initial First Lien Term Loans [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity						$ 150,000							1,800,000
Debt instrument, maturity date			Apr. 23, 2021
2014 Topco Acquisition [Member] | Initial First Lien Term Loans [Member] | Delayed Draw Term Loans [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity													60,000
JAPAN
Short-term Debt [Line Items]
Long term debt net of unamortised debt issuance costs						2,900
Tranche One [Member] | JAPAN
Short-term Debt [Line Items]
Interest rate payable											1.82%
Loan maturity date											May 27, 2029
Tranche Two [Member] | JAPAN
Short-term Debt [Line Items]
Interest rate payable											1.83%
Loan maturity date											Oct. 27, 2029
Advantage Sales And Marketing Inc [Member] | Bank Of America [Member] | Letter of Credit [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity						400,000
First Lien Credit Agreement Second Lien Credit Agreement And AR Credit Facility [Member]
Short-term Debt [Line Items]
Incremental costs of debt included in debt repayment						86,800
Incremental costs of debt capitalised as deferred debt issuance cost						56,700
Incremental costs of debt charged to income statement						30,100
Unamortized debt issuance costs						16,700
Unamortised debt issuance costs not written off						5,400
Write off of deferred debt issuance costs						11,300
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | New Revolving Credit Facility Covenant [Member]
Short-term Debt [Line Items]
Line of credit unused borrowing capacity						$ 25,000
Line of credit unused borrowing capacity percentage						10.00%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Fee Percentage One [Member]
Short-term Debt [Line Items]
Line of credit unused commitement fee percentage						0.375%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Fee Percentage Two [Member]
Short-term Debt [Line Items]
Line of credit unused commitement fee percentage						0.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Eurodollar [Member] | Variable Interest Rate Spread One [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						2.00%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Eurodollar [Member] | Variable Interest Rate Spread Two [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						2.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Eurodollar [Member] | Variable Interest Rate Spread Three [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						2.50%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Base Rate [Member] | Variable Interest Rate Spread One [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						1.00%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Base Rate [Member] | Variable Interest Rate Spread Two [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						1.25%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Base Rate [Member] | Variable Interest Rate Spread Three [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						1.50%
New Revolving Credit Facility [Member] | Advantage Sales And Marketing Inc [Member] | Bank Of America [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity						$ 400,000
Line of credit facility term						5 years
New Secured First Lien Term Loan Facility [Member] | Advantage Sales And Marketing Inc [Member]
Short-term Debt [Line Items]
Debt instrument face value						$ 1,325,000
Term loan instalment payment as a percentage of principal						1.00%
Term loan prepayment percentage premium						1.00%
Percentage of net cash proceeds of certain assets for term loan prepayments						100.00%
Percentage of net cash proceeds from certain debt issuance for term loan prepayments						100.00%
Percentage of excess cash flow for term loan prepayments						50.00%
Debt Instrument, Face Amount						$ 1,325,000
New Secured First Lien Term Loan Facility [Member] | Advantage Sales And Marketing Inc [Member] | Eurodollar [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						5.25%
New Secured First Lien Term Loan Facility [Member] | Advantage Sales And Marketing Inc [Member] | Base Rate [Member]
Short-term Debt [Line Items]
Debt instrument variable interest rate spread						4.25%
Letter of Credit [Member] | 2014 Topco Acquisition [Member] | Revolving Credit Facility
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity													$ 75,000
Senior Secured Notes [Member]
Short-term Debt [Line Items]
Long term debt net of unamortised debt issuance costs				$ 775,000
Debt instrument, maturity date				Nov. 15, 2028
Senior Secured Notes [Member] | Advantage Sales And Marketing Inc [Member] | Advantage Solutions Finco LLC [Member]
Short-term Debt [Line Items]
Debt instrument face value						$ 775,000
Long term debt instrument fixed rate of interest						6.50%
Senior secured notes year of maturity						2028
Debt instrument issued percentage of principal amount						100.00%
Debt instrument terms of interest payment						Interest on the Notes is payable semi-annually in arrears on May 15 and November 15
Long term debt instrument date when the periodic payment is to be first made						May 15, 2021
Debt instrument percentage of the principal amount redeemable prematurely						40.00%
Debt instrument percentage of the principal amount redeemable annually						10.00%
Percentage of note holders by value to approve for purchase of notes by the company						90.00%
Debt Instrument, Face Amount						$ 775,000
Senior Secured Notes [Member] | Advantage Sales And Marketing Inc [Member] | Advantage Solutions Finco LLC [Member] | Redemption Price Percentage One [Member]
Short-term Debt [Line Items]
Debt instrument redemption price percentage						100.00%
Senior Secured Notes [Member] | Advantage Sales And Marketing Inc [Member] | Advantage Solutions Finco LLC [Member] | Redemption Price Percentage Two [Member]
Short-term Debt [Line Items]
Debt instrument redemption price percentage						106.50%
Senior Secured Notes [Member] | Advantage Sales And Marketing Inc [Member] | Advantage Solutions Finco LLC [Member] | Redemption Price Percentage Three [Member]
Short-term Debt [Line Items]
Debt instrument redemption price percentage						103.00%
Account Receivable Securitization Facility [Member] | Revolving Credit Facility
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity												$ 300,000
Credit Facilities Member
Short-term Debt [Line Items]
Debt instrument face value										$ 3,300,000
Debt Instrument, Face Amount										$ 3,300,000